N-6	Nov. 22, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective NY COLI VUL
Entity Central Index Key	0001826404
Entity Investment Company Type	N-6
Document Period End Date	Nov. 22, 2024
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

Effective November 15, 2024, a Fund available under your Policy changed its name as follows:

CURRENT FUND NAME	NEW FUND NAME
DFA VIT Inflation-Protected Securities Portfolio	Dimensional VIT Inflation-Protected Securities Portfolio

All references to the fund in your Policy Prospectuses are hereby replaced with the new fund name.